Loss per share (Tables)	6 Months Ended
Jun. 30, 2024
Loss per share
Summary of loss per share

	6 months ended	6 months ended
	June 30,	June 30,
	2024	2023
	£ 000	£ 000
Net loss for the period	(17,121)	(11,770)
	£	£
Basic and diluted loss per share	(0.09)	(0.06)
	No. of shares	No. of shares
Weighted average issued shares	192,339,300	185,639,462